Offerings - Offering: 1	Dec. 10, 2025 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Amount Registered | shares	13,673,700
Maximum Aggregate Offering Price	$ 13,673,700.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-268891
Carry Forward Initial Effective Date	Dec. 20, 2022
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 2,018.24
Offering Note	(1) Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended (the "Securities Act"), based on the proposed maximum aggregate offering price. This "Calculation of Registration Fee" table shall be deemed to update the "Calculation of Registration Fee" table in the registrant's registration statement on Form S-3 (Registration No. 3333-292045), in accordance with Rules 456(b) and 457(r) under the Securities Act. (2) Pursuant to Rule 415(a)(6) under the Securities Act, the registrant's registration statement on Form S-3 (File No. 333-292045) (the "Current Registration Statement") filed with the Securities and Exchange Commission (the "SEC") on December 10, 2025, includes $13,673,700 aggregate principal amount of unsold fixed rate secured notes (the "Unsold Securities"), that had been previously registered on its registration statement on Form S-3 (file no. 333-268891) (the "Prior Registration Statement") filed with the SEC on December 20, 2022, to be offered and sold by the registrant through its424(b)(5) prospectus supplement, dated April 23, 2024 (the "2024 Prospectus Supplement"). Pursuant to Rule 415(a)(6) the registrant carried forward to the Current Registration Statement the Unsold Securities and filing fees of $2,018.24 previously paid at the time of the filing of the 2024 Prospectus Supplement in connection with the Unsold Securities. Pursuant to Rule 415(a)(6), the offering of the Unsold Securities registered under the Prior Registration Statement was deemed terminated on December 10, 2025, and this prospectus supplement is being filed in connection with the offer and sale of the Unsold Securities pursuant to the Current Registration Statement. (3) The debt securities are for UIC 14N, 15N, 16N, 18N, 20N, 21N, 22N, 23N, 24N, 25N, 26N, 31N, 34N, 35N, 36N, 37N, 38N, 39N, 40N and 41N.